Deposits	12 Months Ended
Oct. 31, 2024
Deposits [Abstract]
Deposits
NOTE 17: DEPOSITS
Demand deposits are those for which

the Bank does not have the right to require notice

prior to withdrawal, which primarily include business

and government
chequing accounts. Notice deposits are those

for which the Bank can legally require notice

prior to withdrawal, which include both

savings and chequing accounts.
Term deposits are payable on a given date of maturity and are purchased by customers to earn interest over a fixed period,

with terms ranging from one day to ten
years and generally include fixed term deposits,

guaranteed investment certificates,

senior debt, and similar instruments.

The aggregate amount of term deposits
in denominations of $100,000 or more as

at October 31, 2024 was $
546

billion (October 31, 2023 – $
512

billion).
Deposits
(millions of Canadian dollars) As at
October 31 October 31
By Type By Country 2024 2023
Demand Notice Term
1
Canada United States International Total Total
Personal $ 18,068 $ 479,841 $ 143,758 $ 339,534 $ 302,133 $ – $ 641,667 $ 626,596
Banks 12,646 317 44,735 20,590 36,484 624 57,698 31,225
Business and government
2
150,664 193,134 225,517 400,439 161,291 7,585 569,315 540,369
181,378 673,292 414,010 760,563 499,908 8,209 1,268,680 1,198,190
Trading – – 30,412 23,807 3,357 3,248 30,412 30,980
Designated at fair value
through profit or loss 3 – – 207,668 56,029 75,140 76,499 207,668 191,988
Total $ 181,378 $ 673,292 $ 652,090 $ 840,399 $ 578,405 $ 87,956 $ 1,506,760 $ 1,421,158
Non-interest-bearing deposits included

above
4
Canada

$ 58,873 $ 61,581
United States

73,509 76,376
International – 23
Interest-bearing deposits included above
4
Canada

781,526 712,283
United States 5

504,896 482,247
International

87,956 88,648
Total 2,6

$ 1,506,760 $ 1,421,158
1 Includes $ 97.6

billion (October 31, 2023 – $
103.3

billion) of senior debt which is subject to the bank recapitalization “bail-in” regime. This regime provides certain statutory powers to the
Canada Deposit Insurance Corporation, including the ability to convert specified eligible shares and liabilities into common shares in the event that the Bank becomes non-viable.
2 Includes $ 75.4

billion relating to covered bondholders (October 31, 2023 – $
54.0

billion).
3

Financial liabilities designated at FVTPL on the Consolidated Balance Sheet also includes $
246.0

million (October 31, 2023 – $
142.3

million) of loan commitments and financial
guarantees designated at FVTPL.
4

The geographical splits of the deposits are based on the point of origin of the deposits.
5

Includes $
13.1

billion (October 31, 2023 – $
13.9

billion) of U.S. federal funds deposited and $
36.2

billion (October 31, 2023 – $
9.0

billion) of deposits and advances with the FHLB.
6

Includes deposits of $
810.2

billion (October 31, 2023 – $
779.9

billion) denominated in U.S. dollars and $
140.7

billion (October 31, 2023 – $
115.0

billion) denominated in other foreign
currencies.
Term Deposits by Remaining Term-to-Maturity
(millions of Canadian dollars) As at
October 31 October 31
2024 2023
Over Over Over Over
Within 1 year to 2 years to 3 years to 4 years to Over
1 year 2 years 3 years 4 years 5 years 5 years Total Total
Personal $ 113,041 $ 15,120 $ 8,906 $ 3,253 $ 3,431 $ 7 $ 143,758 $ 118,862
Banks 44,732 – 1 – 2 – 44,735 19,710
Business and government 87,025 37,681 45,697 16,981 13,989 24,144 225,517 215,709
Trading 15,622 5,488 3,967 1,611 1,988 1,736 30,412 30,980
Designated at fair value through
profit or loss 206,191 1,477 – – – – 207,668 191,988
Total $ 466,611 $ 59,766 $ 58,571 $ 21,845 $ 19,410 $ 25,887 $ 652,090 $ 577,249
Term Deposits due within a Year
(millions of Canadian dollars) As at
October 31 October 31
2024 2023

Over 3 Over 6
Within months to months to
3 months 6 months 12 months Total Total
Personal $ 46,226 $ 30,780 $ 36,035 $ 113,041 $ 81,215
Banks 19,001 2,434 23,297 44,732 19,705
Business and government 47,672 11,295 28,058 87,025 88,034
Trading 7,038 2,768 5,816 15,622 16,416
Designated at fair value through
profit or loss 75,982 51,980 78,229 206,191 191,876
Total $ 195,919 $ 99,257 $ 171,435 $ 466,611 $ 397,246